ACCOUNTS RECEIVABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounts Receivable [Abstract]
Accounts Receivable Disclosure [Text Block]
9.	ACCOUNTS RECEIVABLE

The Company has performed an analysis on all of its accounts receivable and determined that all amounts are collectible by the Company. As such, all accounts receivable are reflected as a current asset and no allowance for bad debt has been recorded as of September 30, 2013 and December 31, 2012. Bad debts written off for the three months ended and nine months ended September 30, 2013 and 2012 are $0.

Aging analysis of accounts receivable is as follows:

	September 30, 2013	December 31, 2012

0 - 30 days past due	$30,916,835	$10,813,981
31 - 90 days past due	16,344,038	27,784,784
91 - 120 days past due	5,233,809	6,866,842
over 120 days and less than 1 year past due	7,195,942	7,482,743
over 1 year past due	-	-
	59,690,624	52,948,350

10.	ACCOUNTS RECEIVABLE

The Company has performed an analysis on all of its accounts receivable and determined that all amounts are collectible by the Company. As such, all accounts receivable are reflected as a current asset and no allowance for bad debt has been recorded as of December 31, 2012 and December 31, 2011. Bad debts written off for the years ended December 31, 2012 and 2011 are $0.

Aging analysis of accounts receivable is as follows:

	2012	2011

0 - 30 days	$10,813,981	$20,061,598
31 - 90 days	27,784,784	1,828,058
91 - 120 days	6,866,842	2,457,259
over 120 days and less than 1 year	7,482,743	3,185,000
over 1 year	-	5,936,718
	52,948,350	33,468,633
Less: amounts reclassified as long term accounts receivable	-	(5,936,718)
	$52,948,350	$27,531,915